Schedule of Goodwill (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Balance at December 31, 2022	$ 25,093,000	$ 25,093,000
Goodwill adjustment
Balance at September 30, 2023	$ 25,093,000	$ 25,093,000	$ 25,093,000